UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Semiannual Report And Shareholder Letter
Franklin California
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin California Tax-Free Trust
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended December 31, 2020, reported
second-quarter 2020 data indicated the U.S. economy
contracted in response to the novel coronavirus (COVID-19)
pandemic. In 2020’s third quarter, the economy recovered
substantially based on increased business and residential
investment and consumer spending, although growth slowed
in the fourth quarter. Before the reporting period, the U.S.
Federal Reserve, in its efforts to support U.S. economic
activity, lowered the federal funds rate twice in March 2020 and implemented broad quantitative easing measures to
support credit markets. During the reporting period, the
Federal Reserve held its key rate unchanged at 0.25%, but
it continued quantitative easing and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
During the six-month period, municipal bonds posted positive total returns as investors were attracted to tax-free income in a low interest-rate environment. Factors contributing to
this positive investment environment for municipals included relatively low inflation, interest-rate stability and recent actions by the Federal Reserve to support the municipal
bond market.
Franklin California Intermediate-Term Tax-Free Income
Fund’s semiannual report includes more detail about
municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton .com , you can find updated commentary
by our municipal bond experts. Municipal bonds provide
tax-free income and diversification from equities. Despite
periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding tax-free income component. As you may know,
all securities markets fluctuate, as do mutual fund share
prices.
As always, we recommend investors consult their financial
advisors to help them make the best decisions for the long
term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you to
contact us or your financial advisor when you have questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin California Intermediate-Term
Tax-Free Income Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 29
Notes to Financial Statements 33
Shareholder Information 41
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin California Intermediate-Term Tax-Free Income
Fund
This semiannual report for Franklin California Intermediate-
Term Tax-Free Income Fund covers the period ended
December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and California personal income taxes
as is consistent with prudent investment management and
preservation of shareholder’s capital by normally investing
at least 80% of its total assets in municipal securities that pay interest free from such taxes.
1
The Fund maintains a
dollar-weighted average portfolio maturity of three to 10
years and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services or unrated or short-term rated securities of comparable credit quality. The Fund may
invest in insured municipal securities, which are covered
by insurance policies that guarantee the timely payment of
principal and interest.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $12.09 on June 30, 2020, to $12.21
on December 31, 2020. The Fund’s Class A shares paid
dividends totaling 13.0032 cents per share for the reporting period.
2
The Performance Summary beginning on page 6
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.02% based on
an annualization of December’s 2.1022 cents per share
dividend and the maximum offering price of $12.49 on
December 31, 2020. An investor in the 2020 maximum
combined effective federal and California personal income
tax bracket of 53.10% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.30% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the six months ended December 31, 2020, technical
conditions in the municipal (muni) bond market and reduced
political uncertainty supported valuations in the sector.
Ratios of muni bond versus U.S. Treasury (UST) yields
continued to improve since the market dislocations seen in
March 2020 and finished at levels last seen at the beginning of the year. The muni bond market has experienced
continual inflows of money into retail vehicles with low net supply of tax-exempt bonds. Issuers have increasingly
turned to the taxable muni bond market to refund tax-exempt
Credit Quality Composition
*
12/31/20
Ratings
% of Total
Investments
AAA 16.03%
AA 47.55%
A 15.22%
BBB 8.92%
Below Investment Grade 1.66%
Refunded 5.09%
Not Rated 5.53%
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
debt and new issuance. These taxable structures provide
low all-in borrowing costs and, in some instances, reduced
covenants.
Daily new case rates and hospitalizations from the novel
coronavirus (COVID-19) hit all-time highs during the fourth
quarter of 2020, causing governments to slow reopening
of their economies and, in some cases, reinstating social
distancing precautions including stay-at-home orders. This
was tempered by the emergency approval of COVID-19
vaccines from multiple pharmaceutical manufacturers by the
U.S. Food and Drug Administration. The first vaccinations
were focused on essential medical personnel as the
manufacturers ramped up production to provide significant
numbers of dosages by the end of the first half of 2021.
With President-elect Joe Biden set to take office in January
2021, some uncertainty has been removed from the
market. The Democratic party lost seats in the House of
Representatives, potentially limiting its ability to proceed with some of its more progressive policies. The balance of
power in the U.S. Senate will be decided by run-off elections in the state of Georgia scheduled for early January 2021.
The U.S. federal government authorized an additional
$900 billion stimulus package that will provide another
round of payments to individuals while extending enhanced
unemployment benefits and direct support to small and
medium businesses. There was only modest support for
municipal bond issuers focused on relief for transportation
and transit systems facing large declines in usage.
During the six-month period ending in December 2020,
revenue bonds outperformed general obligation securities
and lower-quality investment-grade issues outperformed
their higher-rated counterparts. Within the revenue bond
segments, leasing and transportation bonds were the best
performers, while resource recovery had positive returns but lagged other revenue segments.
The Investment Company Institute (ICI) reported net inflows
of approximately $10 billion into muni bond retail vehicles
in December 2020. For the six-month period, muni bond
retail vehicles saw approximately $48 billion of net inflows, according to the ICI.
U.S. fixed income sectors broadly underperformed relative
to equities, as measured by the Standard & Poor’s
®
500
Index, which posted a +22.16% total return for the period.
3
Investment-grade muni bonds, as measured by the
Bloomberg Barclays Municipal Bond Index, posted a +3.07%
total return, while USTs, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted a -0.66% total return,
and investment-grade corporate bonds, as measured by the
Bloomberg Barclays U.S. Corporate Bond Index, posted a
+4.63% total return.
3
State Update
California’s large, diverse economy was hindered by the
COVID-19 pandemic during the six-month period. The
state’s unemployment rate of 14.9% in June 2020 decreased
to 9.0% by December as its economy began to recover,
though it still exceeded the 6.7% national rate at period-
end.
4
Revenue declines projected for fiscal year (FY) 2021
were offset by the use of reserves, education spending cuts, suspension of certain business tax breaks, and increased
federal Medicaid reimbursement and COVID-19 aid. Due to
the temporary nature of many of these measures, budget
gaps are likely to reappear in FY 2022. California’s net tax-
supported debt was $2,147 per capita and 3.2% of personal
income, compared with the $1,071 and 2.0% national
medians, respectively.
5
Independent credit rating agency
Standard & Poor’s (S&P) affirmed California’s general
obligations bonds rating of AA- with a stable outlook.
6
The
rating reflected S&P’s view of the state’s strong economy,
increased reserves and strong overall liquidity going into the current recession, as well as the state’s moderately high but stable debt ratios. S&P noted challenges, including projected multiyear declines in tax revenue due to the current
recession, high housing costs and social service spending
relative to other states, difficult-to-forecast revenues and minimal prefunding of retiree health care benefits.
Investment Strategy
We select securities we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and typically use a buy-and-hold strategy. This
means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital
gains, although we may sell a security at any time if we
believe it could help the Fund meet its goal.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Bureau of Labor Statistics.
5. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
6. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin California Intermediate-Term Tax-Free Income Fund

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Semiannual Report
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that maintain an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California Intermediate-Term Tax-Free Income Fund. We
look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
12/31/20
% of Total
Investments
*
Utilities 24.96%
Transportation 15.07%
General Obligation 14.82%
Tax-Supported 12.32%
Refunded** 8.33%
Hospital & Health Care 7.58%
Other Revenue 5.27%
Housing 4.95%
Higher Education 4.58%
Subject to Government Appropriations 2.12%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.

Performance Summary as of December 31, 2020
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month +2.08% -0.22%
1-Year +3.31% +0.98%
5-Year +13.95% +2.18%
10-Year +46.47% +3.65%
Advisor
6-Month +2.20% +2.20%
1-Year +3.56% +3.56%
5-Year +14.89% +2.82%
10-Year +48.49% +4.03%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate

(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.02% 4.30% 0.57% 0.52% 1.22% 1.11%
Advisor 2.31% 4.93% 0.83% 0.78% 1.77% 1.66%
See page 7 for Performance Summary footnotes.

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issue, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 10/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(7/1/20–12/31/20)
Share Class
Net Investment
Income
A $0.130032
A1 $0.139276
C $0.105519
R6 $0.147356
Advisor $0.145367
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.74% 0.81%
Advisor 0.49% 0.56%

Your Fund’s Expenses
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,020.77 $3.76 $1,021.49 $3.76 0.74%
A1 $1,000 $1,022.40 $3.01 $1,022.23 $3.01 0.58%
C $1,000 $1,019.49 $5.80 $1,019.46 $5.80 1.13%
R6 $1,000 $1,022.17 $2.32 $1,022.91 $2.32 0.46%
Advisor $1,000 $1,022.01 $2.49 $1,022.74 $2.49 0.49%

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2020
(unaudited)
Year Ended
June 30, 2020
Year Ended
June 30, 2019
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $12.09 $12.05 $11.76
Income from investment operations
b
:
Net investment income
c
.................................................. 0.13 0.27 0.25
Net realized and unrealized gains (losses) .................................... 0.12 0.04 0.30
Total from investment operations ............................................. 0.25 0.31 0.55
Less distributions from:
Net investment income ................................................... (0.13) (0.27) (0.26)
Net asset value, end of period ............................................... $12.21 $12.09 $12.05
Total return
d
............................................................ 2.08% 2.63% 4.76%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.80% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
f
............................... 0.74% 0.74% 0.74%
Net investment income .................................................... 2.10% 2.26% 2.58%
Supplemental data
Net assets, end of period (000’s) ............................................. $316,678 $226,216 $96,795
Portfolio turnover rate ..................................................... 4.19% 18.85% 15.26%
a
For the period September 10, 2018 (effective date) to June 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2020
(unaudited)
Year Ended June 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.08 $12.04 $11.80 $12.03 $12.50 $12.01
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.29 0.32 0.33 0.32 0.34
Net realized and unrealized gains (losses) 0.13 0.04 0.26 (0.24) (0.47) 0.48
Total from investment operations ........ 0.27 0.33 0.58 0.09 (0.15) 0.82
Less distributions from:
Net investment income .............. (0.14) (0.29) (0.34) (0.32) (0.32) (0.33)
Net asset value, end of period .......... $12.21 $12.08 $12.04 $11.80 $12.03 $12.50
Total return
c
....................... 2.24% 2.79% 4.98% 0.78% (1.18)% 6.97%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.65% 0.64% 0.63% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.58%
e
0.59%
e
0.59%
e
0.61%
e
0.63% 0.63%
Net investment income ............... 2.26% 2.42% 2.73% 2.74% 2.68% 2.75%
Supplemental data
Net assets, end of period (000’s) ........ $697,580 $710,743 $761,434 $846,856 $908,564 $1,003,322
Portfolio turnover rate ................ 4.19% 18.85% 15.26% 3.32% 21.19% 3.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2020
(unaudited)
Year Ended June 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.13 $12.09 $11.85 $12.08 $12.55 $12.06
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.23 0.26 0.26 0.26 0.27
Net realized and unrealized gains (losses) 0.13 0.04 0.25 (0.23) (0.48) 0.49
Total from investment operations ........ 0.24 0.27 0.51 0.03 (0.22) 0.76
Less distributions from:
Net investment income .............. (0.11) (0.23) (0.27) (0.26) (0.25) (0.27)
Net asset value, end of period .......... $12.26 $12.13 $12.09 $11.85 $12.08 $12.55
Total return
c
....................... 1.95% 2.22% 4.39% 0.22% (1.72)% 6.36%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.21% 1.20% 1.19% 1.18% 1.18%
Expenses net of waiver and payments by
affiliates .......................... 1.13%
e
1.14%
e
1.14%
e
1.16%
e
1.18% 1.18%
Net investment income ............... 1.71% 1.87% 2.18% 2.19% 2.13% 2.20%
Supplemental data
Net assets, end of period (000’s) ........ $114,077 $139,835 $170,241 $221,016 $252,254 $282,917
Portfolio turnover rate ................ 4.19% 18.85% 15.26% 3.32% 21.19% 3.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2020
(unaudited)
Year Ended June 30,
Year Ended
June 30, 2018
a
2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.12 $12.07 $11.83 $12.12
Income from investment operations
b
:
Net investment income
c
...................................... 0.15 0.31 0.34 0.32
Net realized and unrealized gains (losses) ........................ 0.12 0.05 0.25 (0.30)
Total from investment operations ................................. 0.27 0.36 0.59 0.02
Less distributions from:
Net investment income ....................................... (0.15) (0.31) (0.35) (0.31)
Net asset value, end of period ................................... $12.24 $12.12 $12.07 $11.83
Total return
d
................................................ 2.22% 3.00% 5.09% 0.16%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.52% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by affiliates .................... 0.46%
f
0.46% 0.46% 0.49%
Net investment income ........................................ 2.38% 2.55% 2.87% 2.86%
Supplemental data
Net assets, end of period (000’s) ................................. $23,237 $19,007 $16,310 $12,773
Portfolio turnover rate ......................................... 4.19% 18.85% 15.26% 3.32%
a
For the period August 1, 2017 (effective date) to June 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2020
(unaudited)
Year Ended June 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.12 $12.08 $11.83 $12.06 $12.53 $12.04
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.30 0.34 0.34 0.34 0.35
Net realized and unrealized gains (losses) 0.13 0.04 0.26 (0.23) (0.48) 0.49
Total from investment operations ........ 0.27 0.34 0.60 0.11 (0.14) 0.84
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.35) (0.34) (0.33) (0.35)
Net asset value, end of period .......... $12.24 $12.12 $12.08 $11.83 $12.06 $12.53
Total return
c
....................... 2.20% 2.89% 5.15% 0.88% (1.08)% 7.05%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.56% 0.55% 0.54% 0.53% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.49%
e
0.49%
e
0.49%
e
0.51%
e
0.53% 0.53%
Net investment income ............... 2.35% 2.52% 2.83% 2.84% 2.78% 2.85%
Supplemental data
Net assets, end of period (000’s) ........ $700,815 $637,015 $592,893 $600,698 $639,716 $583,200
Portfolio turnover rate ................ 4.19% 18.85% 15.26% 3.32% 21.19% 3.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), December 31, 2020
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 1.5%
Diversified Financial Services 1.5%
FHLMC, Multi-family , 2019-ML06 , ACA , 2.493% , 7/25/35 ......................
$ 24,672,895 $ 26,861,135
Total Commercial Mortgage-Backed Securities (Cost $25,411,380) ................
26,861,135
Municipal Bonds 96.3%
California 95.5%
ABAG Finance Authority for Nonprofit Corp. ,
Covia Communities Obligated Group, Revenue, 2011, Refunding, 5.25%, 7/01/22 . 2,400,000 2,449,704
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/21 ..................... 1,000,000 1,023,440
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/22 ..................... 820,000 872,136
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/23 ..................... 460,000 489,182
Jackson Laboratory (The), Revenue, 2012, 5%, 7/01/24 ..................... 1,000,000 1,063,650
Odd Fellows Home of California, Revenue, 2012A, California Mortgage Insured, 5%,
4/01/23 ........................................................ 1,000,000 1,104,480
Odd Fellows Home of California, Revenue, 2012A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,104,020
a
Align Affordable Housing Bond Fund LP , Breezewood 2019 LP , Revenue , 144A, 2020-3
TR , A , 2.625% , 8/01/25 ............................................. 14,300,000 14,360,718
Antelope Valley Community College District , GO , 2014A , Pre-Refunded , 5% , 8/01/25
4,210,000 4,932,225
Bay Area Toll Authority , Revenue , 2012F-1 , 5% , 4/01/22 ......................
15,000,000 15,907,800
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 494,330
California Community College Financing Authority ,
Coast Community College District, Revenue, 2011-A, Pre-Refunded, 5%, 6/01/26 .. 1,220,000 1,243,924
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,821,680
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 621,528
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,131,839
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,639,296
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,349,132
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 420,682
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 490,952
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 748,793
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 801,009
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 743,996
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 723,528
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 739,236
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 332,688
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,452,586
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 427,105
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 406,833
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 326,578
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 512,425
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 577,239
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 305,125
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 336,810
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 399,891
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 445,322
California Educational Facilities Authority ,
Chapman University, Revenue, 2011, 5%, 4/01/25 ......................... 5,000,000 5,054,150
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/29 .............. 1,020,000 1,241,554
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/32 .............. 1,235,000 1,478,443
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/33 .............. 1,000,000 1,190,820

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/34 .............. $ 1,750,000 $ 2,080,085
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/35 .............. 1,500,000 1,779,375
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/36 .............. 2,000,000 2,369,220
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/37 .............. 2,000,000 2,363,560
University of San Francisco, Revenue, 2011, ETM, 5%, 10/01/21 .............. 3,000,000 3,106,733
University of San Francisco, Revenue, 2018A, 5%, 10/01/37 ................. 1,365,000 1,710,045
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/22 .. 120,000 127,546
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. 230,000 260,470
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 643,216
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 757,637
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 315,785
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 554,719
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/30 .............................................. 1,825,000 2,178,886
Casa Milagro LLC, Revenue, 2011A, California Mortgage Insured, 6%, 2/01/24 .... 2,000,000 2,008,480
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,646,440
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 4,340,875
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/35 ........................................................ 1,650,000 1,976,089
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,442,712
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/37 ........................................................ 1,330,000 1,585,001
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,626,155
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 3,058,026
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,545,650
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,482,924
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,162,830
California Housing Finance ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,416,839 6,109,382
Lakeside Drive Senior Housing LP, Revenue, 2019N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,745,948 10,248,351
Longshore Cove LP, Revenue, 2020 E, FNMA Insured, 2.5%, 2/01/38 .......... 3,739,229 4,074,788
California Infrastructure & Economic Development Bank ,
Revenue, 2015A, Pre-Refunded, 5%, 10/01/32 ............................ 2,915,000 3,569,971
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,644,740
Broad Collection LLC, Revenue, 2011A, 5%, 6/01/21 ....................... 5,000,000 5,097,050
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,857,312
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 597,196
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,639,400
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/31 ............... 1,000,000 1,206,930
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,280,137
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,192,420
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,245,810
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,229,710
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 3,120,000 3,802,906
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,000,000 1,214,410
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/37 ........................ 2,260,000 2,726,464

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ $ 1,000,000 $ 1,202,860
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,339,881
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/28 ............................................ 1,500,000 1,728,525
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,334,880
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,419,095
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/27 ............................................ 1,750,000 2,161,565
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/28 ............................................ 2,250,000 2,755,328
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/29 ............................................ 2,140,000 2,599,501
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/30 ............................................ 2,000,000 2,410,160
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/31 ............................................ 2,700,000 3,243,078
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/32 ............................................ 2,200,000 2,633,092
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/33 ............................................ 3,500,000 4,170,705
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,942,550
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/35 ............................................ 5,000,000 5,935,450
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,717,831
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,362,740
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,301,566
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 1,200,000 1,528,428
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/39 ....................................................... 1,245,000 1,524,926
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/21 ... 1,435,000 1,465,250
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,763,280
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,161,510
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 7,860,430
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,500,000 6,589,715
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 21,100,000 25,222,307
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,160,950
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 1,065,555
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,534,299
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,643,628
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,190,690
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,571,170
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,478,350
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,500,000 5,259,600
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,584,432
Pilgrim Place in Claremont, Revenue, 2016A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 3,424,630
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,910,000 4,363,052
System Management Group, Revenue, 2019A, 5%, 4/01/35 .................. 1,780,000 2,242,675

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
System Management Group, Revenue, 2019A, 5%, 4/01/37 .................. $ 2,945,000 $ 3,687,523
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/31 .............. 1,000,000 1,229,360
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/32 .............. 1,000,000 1,224,310
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/33 .............. 1,010,000 1,231,624
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/35 .............. 1,440,000 1,749,182
a
California Pollution Control Financing Authority ,
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/21 . 845,000 865,103
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/22 . 855,000 916,645
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 . 4,350,000 5,371,424
a
California School Finance Authority ,
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 357,996
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 389,750
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 115,038
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 124,872
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 134,737
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 125,751
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 128,370
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 130,842
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 133,099
California State Public Works Board ,
Revenue, 2012D, Pre-Refunded, 5%, 9/01/25 ............................ 2,920,000 3,156,111
Revenue, 2012D, Pre-Refunded, 5%, 9/01/26 ............................ 4,650,000 5,025,999
Revenue, 2020 E, Refunding, 5%, 11/01/29 .............................. 1,540,000 2,101,392
California State University, Revenue, 2010B-1, 5.375%, 3/01/25 ............... 2,500,000 2,509,325
State of California Department of Corrections & Rehabilitation, Revenue, 2014A, 5%,
9/01/26 ........................................................ 10,000,000 11,704,700
State of California Department of Corrections & Rehabilitation, Revenue, 2014D, 5%,
9/01/26 ........................................................ 6,835,000 8,000,162
California State University ,
Revenue, Pre-Refunded, 5%, 11/01/25 .................................. 10,000,000 10,399,200
Revenue, 2012 A, Pre-Refunded, 5%, 11/01/26 ........................... 11,000,000 11,966,240
Revenue, 2016A, Refunding, 5%, 11/01/29 ............................... 16,000,000 19,771,840
Revenue, 2016A, Refunding, 5%, 11/01/30 ............................... 5,000,000 6,163,900
California Statewide Communities Development Authority ,
Revenue, 2019A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 974,017
Revenue, 2019A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 945,658
Aldersly Obligated Group, Revenue, 2015A, Refunding, 4.5%, 5/15/25 .......... 985,000 1,054,502
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5%, 11/15/28 ................................................... 1,000,000 1,124,360
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 10,957,410
Henry Mayo Newhall Memorial Hospital, Revenue, 2014, AGMC Insured, 5%,
10/01/26 ....................................................... 1,000,000 1,153,930
Henry Mayo Newhall Memorial Hospital, Revenue, 2014, AGMC Insured, 5%,
10/01/28 ....................................................... 1,250,000 1,428,275
b
Kaiser Foundation Hospitals, Revenue, 2004 L, Mandatory Put, 5%, 11/01/29 ..... 10,000,000 13,553,900
Olive Street Preservation LP, Revenue, 2009L, GNMA Insured, 4.25%, 7/20/24 ... 2,895,000 2,927,337
Poway RHF Housing, Inc., Revenue, 2013A, California Mortgage Insured, 5%,
11/15/28 ....................................................... 500,000 562,180
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/24 .... 2,000,000 2,155,680
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/25 .... 4,715,000 5,082,016
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/27 .... 7,005,000 7,550,269
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,911,730
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,187,530

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Carson Public Financing Authority, (continued)
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ $ 1,000,000 $ 1,311,570
Castaic Lake Water Agency , Santa Clarita Valley Water Agency , COP , 1999 A , AMBAC
Insured , Zero Cpn., 8/01/22 .......................................... 10,445,000 10,383,479
Ceres Redevelopment Agency Successor Agency , Tax Allocation , 2020 , Refunding ,
BAM Insured , 4% , 12/15/35 .......................................... 1,000,000 1,208,620
Chabot-Las Positas Community College District , GO , 2013 , Refunding , 5% , 8/01/24 .
6,715,000 7,535,842
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 136,076
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 169,474
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 337,855
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 471,635
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 537,716
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,335,528
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,873,564
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,095,870
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 285,277
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 620,752
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 700,094
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 617,898
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,203,770
City of Long Beach ,
Harbor, Revenue, 2019A, 5%, 5/15/37 .................................. 2,475,000 3,153,100
Harbor, Revenue, 2019A, 5%, 5/15/38 .................................. 2,250,000 2,859,120
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,485,871
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,419,788
City of Los Angeles ,
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 5,715,000 7,417,384
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/34 ............. 5,430,000 6,926,291
Department of Airports, Revenue, 2019 D, 5%, 5/15/30 ..................... 2,000,000 2,572,600
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 3,439,243
Department of Airports, Revenue, 2019 D, 5%, 5/15/33 ..................... 2,670,000 3,373,278
Department of Airports, Revenue, 2019 D, 5%, 5/15/34 ..................... 1,415,000 1,782,928
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 1,285,000 1,625,525
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 7,500,000 9,463,275
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 4,308,514
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 4,005,120
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 9,701,084
Wastewater System, Revenue, 2012 B, Refunding, 5%, 6/01/28 ............... 11,700,000 12,473,838
Wastewater System, Revenue, 2013-A, Refunding, 5%, 6/01/27 ............... 9,145,000 10,172,807
City of Palo Alto ,
1915 Act, Special Assessment, 2012, Refunding, 5%, 9/02/28 ................ 1,000,000 1,074,770
1915 Act, Special Assessment, 2012, Refunding, 5%, 9/02/29 ................ 1,280,000 1,372,570
City of Riverside ,
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/28 .......................... 3,870,000 4,667,839
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/29 .......................... 4,670,000 5,625,716
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 724,710
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,422,203
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,799,632

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Sacramento, (continued)
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... $ 1,045,000 $ 1,205,094
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 2,070,198
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,785,208
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,399,680
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/36 .................... 2,220,000 2,649,259
City of San Francisco , Public Utilities Commission Water , Revenue , 2015A ,
Refunding , 5% , 11/01/28 ............................................ 5,000,000 5,978,400
City of Santa Rosa , Wastewater , Revenue , 2020 A , 5% , 9/01/33 ................
4,260,000 5,820,608
City of Tustin ,
Community Facilities District No. 06-1, Special Tax, 2015A, Refunding, 5%, 9/01/30 1,000,000 1,189,330
Community Facilities District No. 06-1, Special Tax, 2015A, Refunding, 5%, 9/01/32 1,565,000 1,850,159
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,610,000 1,855,783
Compton Community Redevelopment Agency , Tax Allocation, Second Lien , 2010A , 5% ,
8/01/25 ......................................................... 8,275,000 8,299,659
Contra Costa Community College District ,
GO, 2020 C, 4%, 8/01/31 ............................................ 1,400,000 1,811,712
GO, 2020 C, 4%, 8/01/32 ............................................ 1,425,000 1,827,961
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 4,014,924
Corona Community Facilities District , Community Facilities District No. 2018-1
Improvement Area No. 1 , Special Tax , 2020 , 4% , 9/01/40 .................... 350,000 388,601
Corona-Norco Unified School District , GO , 2011 E , Zero Cpn., 8/01/25 ...........
4,645,000 5,525,088
Corona-Norco Unified School District Public Financing Authority ,
Special Tax, Senior Lien, 2013A, Refunding, 5%, 9/01/24 .................... 1,565,000 1,744,959
Special Tax, Senior Lien, 2013A, Refunding, 5%, 9/01/25 .................... 1,000,000 1,115,970
County of Sacramento ,
Airport System, Revenue, 2016B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,199,600
Airport System, Revenue, 2016B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,393,840
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/26 ...... 105,000 121,387
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/27 ...... 120,000 140,064
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/28 ...... 140,000 163,122
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/29 ...... 75,000 86,842
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/31 ...... 100,000 114,094
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/33 ...... 245,000 277,095
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 295,000 331,312
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 175,000 195,288
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 417,278
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 115,000 127,169
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/27 ...... 315,000 367,668
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/28 ...... 355,000 413,632
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/30 ...... 200,000 229,870
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/31 ...... 120,000 136,913
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/33 ...... 100,000 113,100
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/34 ...... 100,000 112,924
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/35 ...... 125,000 140,386
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/37 ...... 590,000 658,399
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/39 ...... 920,000 1,020,630
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/40 ...... 475,000 525,264
Cupertino Union School District ,
GO, B, Pre-Refunded, 5%, 8/01/26 ..................................... 1,285,000 1,505,442
GO, B, Pre-Refunded, 5%, 8/01/27 ..................................... 1,500,000 1,757,325
GO, B, Pre-Refunded, 5%, 8/01/28 ..................................... 1,000,000 1,171,550

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/22 ................................ $ 1,435,000 $ 1,469,957
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,563,786
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 1,998,496
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,162,193
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,992,671
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/25 ............... 2,845,000 3,449,619
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/26 ............... 3,650,000 4,592,722
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,946,325
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,368,590
Water System, Revenue, 2015A, Refunding, 5%, 6/01/29 .................... 5,000,000 6,018,600
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 504,011
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 432,659
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 994,148
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 951,142
Revenue, 2016C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 3,109,350
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,334,417
Folsom Public Financing Authority ,
Special Tax, 2011A, Refunding, AGMC Insured, 5%, 9/01/23 ................. 1,005,000 1,035,371
Special Tax, 2011A, Refunding, AGMC Insured, 5%, 9/01/24 ................. 1,055,000 1,086,661
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,517,187
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 3,028,050
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,467,850
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 3,852,759
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,762,265
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. 19,895,000 22,847,219
Revenue, 2015A, Refunding, AGMC Insured, Zero Cpn., 1/15/34 .............. 3,000,000 2,318,880
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/27 ....... 1,000,000 1,114,800
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/28 ....... 1,040,000 1,156,345
Golden State Tobacco Securitization Corp. ,
Revenue, 2018A-1, Refunding, 5%, 6/01/31 .............................. 1,000,000 1,246,820
Revenue, 2018A-1, Refunding, 5%, 6/01/32 .............................. 8,135,000 10,065,680
Revenue, 2018A-1, Refunding, 5%, 6/01/33 .............................. 10,000,000 12,302,600
Revenue, 2018A-1, Refunding, 5%, 6/01/35 .............................. 9,000,000 10,925,640
Imperial Community College District ,
GO, 2012, Refunding, AGMC Insured, 5%, 8/01/21 ......................... 1,010,000 1,037,290
GO, 2012, Refunding, AGMC Insured, 5%, 8/01/22 ......................... 1,170,000 1,256,381
GO, 2012, Pre-Refunded, AGMC Insured, 5%, 8/01/23 ...................... 1,350,000 1,452,560
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/36 ................... 2,500,000 3,241,175
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 5,023,305
Electric System, Revenue, 2019, Refunding, 5%, 11/01/38 ................... 4,075,000 5,255,527
Independent Cities Finance Authority , San Juan Mobile Estates , Revenue , 2015 ,
Refunding , 5% , 8/15/30 ............................................. 1,575,000 1,800,682
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,745,000 2,077,108
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,135,000 1,372,533
Special Tax, 2020 A, 5%, 9/01/29 ...................................... 1,920,000 2,510,842
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,910,000 2,546,431
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 755,000 991,240
Special Tax, 2020 A, 4%, 9/01/34 ...................................... 2,300,000 2,746,775

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District, (continued)
Special Tax, 2020 A, 4%, 9/01/35 ...................................... $ 1,460,000 $ 1,738,364
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 1,320,000 1,564,504
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 1,355,000 1,599,496
Special Tax, 2020 A, 4%, 9/01/38 ...................................... 2,735,000 3,216,333
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,905,000 3,405,299
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 245,319
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 276,952
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 229,386
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 241,112
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 200,000 258,902
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 290,403
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 338,492
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 285,000 334,257
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 275,000 321,423
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 367,098
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 406,584
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 3,049,475
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,516,050
Special Tax, 2014A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,153,610
Special Tax, 2014A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,465,651
Special Tax, 2014A, Refunding, 5%, 9/01/29 ............................. 530,000 607,152
Special Tax, 2015A, Refunding, 5%, 9/01/26 ............................. 1,855,000 2,226,111
Special Tax, 2015A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,194,410
Special Tax, 2015A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,218,879
Special Tax, 2015A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,367,555
Special Tax, 2015A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,780,743
Special Tax, 2015A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,396,644
Special Tax, 2015A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,929,046
Special Tax, 2015A, Refunding, 5%, 9/01/33 ............................. 2,635,000 3,072,884
Special Tax, 2020A, Refunding, BAM Insured, 4%, 9/01/32 ................... 700,000 854,938
Special Tax, 2020A, Refunding, BAM Insured, 4%, 9/01/36 ................... 1,175,000 1,405,241
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,753,173
Lammersville Joint Unified School District , Community Facilities District No. 200 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,872,517
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013B, 5%, 9/01/27 ............................. 1,400,000 1,535,394
Special Tax, Junior Lien, 2013B, 5.25%, 9/01/29 ........................... 810,000 887,007
Los Angeles Community College District , GO , 2015A , Pre-Refunded , 5% , 8/01/26 ...
15,000,000 17,573,250
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2014-A, Refunding, 5%, 7/01/26 ............................... 6,315,000 7,350,344
Revenue, 2014-A, Refunding, 5%, 7/01/27 ............................... 6,630,000 7,706,911
Revenue, 2017A, 5%, 7/01/38 ........................................ 1,755,000 2,192,293
Revenue, Senior Lien, 2012-B, Refunding, 5%, 7/01/23 ..................... 5,000,000 5,359,450
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2011A , Pre-
Refunded , 5% , 10/01/22 ............................................. 2,750,000 2,849,907
Los Angeles Department of Water ,
Revenue, 2016 A, Refunding, 5%, 7/01/37 ............................... 10,450,000 12,599,042
Revenue, 2018 B, Refunding, 5%, 7/01/34 ............................... 2,500,000 3,260,550
c
Revenue, 2020 C, Refunding, 5%, 7/01/32 ............................... 1,750,000 2,421,948
c
Revenue, 2020 C, Refunding, 5%, 7/01/33 ............................... 2,500,000 3,443,925
c
Revenue, 2020 C, Refunding, 5%, 7/01/34 ............................... 2,750,000 3,771,515
c
Revenue, 2020 C, Refunding, 5%, 7/01/35 ............................... 1,335,000 1,826,160
c
Revenue, 2020 C, Refunding, 5%, 7/01/36 ............................... 4,500,000 6,128,460
Revenue, 2020A, Refunding, 5%, 7/01/35 ............................... 335,000 458,250
Revenue, 2020A, Refunding, 5%, 7/01/36 ............................... 725,000 987,363

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water, (continued)
Revenue, 2020A, Refunding, 5%, 7/01/37 ............................... $ 950,000 $ 1,289,558
Revenue, 2020A, Refunding, 5%, 7/01/40 ............................... 10,000,000 13,447,500
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013A, 5%, 7/01/25 ............................ 5,135,000 5,619,949
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 10,000,000 11,639,500
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 3,028,246
Power System, Revenue, 2014 D, 5%, 7/01/27 ............................ 2,000,000 2,327,900
Power System, Revenue, 2014 D, 5%, 7/01/28 ............................ 2,550,000 2,964,197
Power System, Revenue, 2016B, 5%, 7/01/30 ............................ 3,000,000 3,664,680
Power System, Revenue, 2016B, 5%, 7/01/31 ............................ 6,700,000 8,162,275
Power System, Revenue, 2017B, Refunding, 5%, 7/01/34 ................... 23,350,000 29,080,090
Los Angeles Unified School District ,
GO, 2011A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 14,920,265
GO, 2011A-2, Refunding, 5%, 7/01/21 .................................. 5,000,000 5,119,450
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,997,800
GO, 2016B, Refunding, 5%, 7/01/30 .................................... 30,000,000 36,945,900
GO, 2020 C, 5%, 7/01/27 ............................................ 6,095,000 7,882,359
GO, 2020 RYQ, 4%, 7/01/36 ......................................... 5,000,000 6,184,350
Manteca Unified School District ,
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/22 ........................................................ 1,000,000 1,078,080
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/26 ........................................................ 1,280,000 1,430,592
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
5,000,000 5,897,800
Menifee Union School District Public Financing Authority ,
Special Tax, 2016A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,406,928
Special Tax, 2017A, 5%, 9/01/25 ...................................... 1,405,000 1,650,763
Special Tax, 2017A, 5%, 9/01/28 ...................................... 1,250,000 1,486,525
Special Tax, 2017A, 5%, 9/01/30 ...................................... 1,550,000 1,825,218
Metropolitan Water District of Southern California ,
Revenue, 2011 C, Refunding, 5%, 10/01/26 .............................. 8,010,000 8,298,600
Revenue, 2014E, Refunding, 5%, 7/01/23 ............................... 20,000,000 22,420,200
Revenue, 2014E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,298,745
Revenue, 2016A, Refunding, 5%, 7/01/28 ............................... 5,000,000 6,174,500
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 18,000,000 24,518,880
Miracosta Community College District ,
GO, B, 4%, 8/01/33 ................................................ 1,030,000 1,314,177
GO, B, 4%, 8/01/34 ................................................ 1,725,000 2,191,319
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,316,175
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 140,368
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 151,091
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 162,014
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/34 ........ 150,000 172,861
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/35 ........ 165,000 188,504
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/36 ....... 175,000 173,386
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/37 ....... 190,000 186,899
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 198,804
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/39 ..... 210,000 207,793
Community Facilities District No. 2016-1, Special Tax, 2020, 2.75%, 9/01/40 ...... 225,000 225,187
Mount Diablo Unified School District , GO , B-2 , Refunding , 5% , 7/01/27 ...........
3,200,000 3,428,544
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/28 ....
6,000,000 7,051,020
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 490,200

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Mountain House Public Financing Authority, (continued)
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... $ 325,000 $ 396,467
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 364,968
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/35 ....................................................... 325,000 393,958
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/36 ....................................................... 310,000 374,325
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/37 ....................................................... 300,000 361,125
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/38 ....................................................... 300,000 360,036
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/39 ....................................................... 275,000 329,291
Mountain House Community Services District, Revenue, 2020 B, BAM Insured, 4%,
12/01/35 ....................................................... 1,000,000 1,202,070
Murrieta Financing Authority ,
Special Tax, 2012, Refunding, 5%, 9/01/22 ............................... 1,495,000 1,601,130
Special Tax, 2012, Refunding, 5%, 9/01/24 ............................... 1,810,000 1,940,157
Special Tax, 2012, Refunding, 5%, 9/01/25 ............................... 1,000,000 1,071,130
New Haven Unified School District ,
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/22 ................... 11,750,000 11,671,627
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/23 ................... 3,200,000 3,155,040
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,946,545
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 3,049,218
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 3,138,823
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,781,264
Oxnard Financing Authority , Special Tax, Senior Lien , 2012A , 5% , 9/02/26 .........
1,020,000 1,096,357
c
Port of Oakland ,
Revenue, 2021 H, Refunding, 5%, 5/01/26 ............................... 2,625,000 3,185,096
Revenue, 2021 H, Refunding, 5%, 5/01/27 ............................... 2,875,000 3,580,295
Revenue, 2021 H, Refunding, 5%, 5/01/28 ............................... 2,125,000 2,703,446
Revenue, 2021 H, Refunding, 5%, 5/01/29 ............................... 1,900,000 2,464,357
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. 2,000,000 2,618,340
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 131,290
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 500,000 607,000
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 862,140
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 1,000,606
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 1,150,492
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,897,727
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 2,057,987
Special Tax, 2017A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,730,767
Special Tax, 2017A, Refunding, 5%, 9/01/30 ............................. 2,260,000 2,814,649
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/35 ... 625,000 750,281
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/40 ... 1,665,000 1,965,666
Riverside Community College District , GO , 2014 A , Refunding , 5% , 8/01/27 .......
3,550,000 4,133,300
Riverside County Redevelopment Successor Agency ,
Tax Allocation, 2011B, 6.5%, 10/01/25 .................................. 1,225,000 1,282,134
Tax Allocation, Second Lien, 2011D, ETM, 6.5%, 12/01/21 ................... 160,000 168,963
Tax Allocation, Second Lien, 2011D, Pre-Refunded, 6.75%, 12/01/26 ........... 1,025,000 1,084,737

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/25 .......................... $ 3,500,000 $ 3,930,255
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/27 .......................... 4,000,000 4,491,720
Revenue, 2017B, Refunding, 5%, 6/01/38 ............................... 7,805,000 9,889,950
RNR School Financing Authority , Special Tax , 2017 A , BAM Insured , 5% , 9/01/27 ...
1,035,000 1,285,677
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,175,840
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,293,553
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,479,682
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,674,010
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,875,587
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 3,088,819
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,342,429
Sacramento City Financing Authority , Special Tax , 2013 A , Refunding , AGMC Insured ,
5% , 9/01/21 ...................................................... 1,305,000 1,346,721
Sacramento County Sanitation Districts Financing Authority , Revenue , 2014A ,
Refunding , 5% , 12/01/29 ............................................ 2,000,000 2,317,200
Sacramento Municipal Utility District ,
Revenue, 2011 X, Pre-Refunded, 5%, 8/15/25 ............................ 2,555,000 2,630,168
Revenue, 2011 X, 5%, 8/15/25 ........................................ 7,445,000 7,665,968
Electric System, Revenue, 2020 H, 5%, 8/15/36 ........................... 7,465,000 10,145,905
San Bernardino County Transportation Authority ,
Revenue, 2014A, 5%, 3/01/30 ........................................ 2,685,000 3,062,618
Revenue, 2014A, 5%, 3/01/31 ........................................ 5,090,000 5,792,115
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/34 ............................... 3,600,000 4,638,636
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 3,750,000 4,820,588
Revenue, 2019 A, Refunding, 5%, 7/01/36 ............................... 5,000,000 6,406,450
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 5,500,000 6,992,535
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/34 ................ 850,000 1,159,859
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/35 ................ 850,000 1,156,646
San Francisco Bay Area Rapid Transit District ,
GO, 2013C, 5%, 8/01/27 ............................................ 2,640,000 2,959,810
GO, 2013C, 5%, 8/01/28 ............................................ 3,500,000 3,922,065
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,798,122
GO, 2020 C-1, 4%, 8/01/34 .......................................... 4,000,000 4,954,760
GO, 2020 C-1, 4%, 8/01/35 .......................................... 1,600,000 1,976,784
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series, Pre-Refunded, 5%, 5/01/23 ...................... 4,970,000 5,048,213
Revenue, Second Series, 2019E, 5%, 5/01/37 ............................ 5,000,000 6,306,550
Revenue, Second Series, 2019H, Refunding, 5%, 5/01/24 ................... 15,040,000 17,265,168
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/33 ................ 1,000,000 1,249,440
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/34 ................ 1,335,000 1,662,155
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,243,350
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,239,560
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 10,275,000 10,439,811
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014A, 5%, 8/01/30 ...................................... 1,080,000 1,237,000
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014A, 5%, 8/01/34 ...................................... 1,110,000 1,261,337

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Redevelopment Financing Authority , Tax Allocation ,
2011B , Pre-Refunded , 6.125% , 8/01/26 ................................. $ 1,000,000 $ 1,004,350
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,413,648
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,000,000 17,386,710
Revenue, Senior Lien, 2014A, Refunding, 5%, 1/15/29 ...................... 10,000,000 11,496,000
San Luis & Delta Mendota Water Authority , Revenue , 2013 A , Refunding , BAM Insured ,
5% , 3/01/29 ...................................................... 1,000,000 1,099,510
San Mateo County Transit District ,
Revenue, 2015A, Refunding, 5%, 6/01/28 ............................... 3,000,000 3,595,140
Revenue, 2015A, Refunding, 5%, 6/01/29 ............................... 4,300,000 5,142,628
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/34 ..................... 1,000,000 1,333,870
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/36 ..................... 1,135,000 1,505,101
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/38 ..................... 1,500,000 1,978,080
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,305,194
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,180,120
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,231,755
Sanger Public Financing Authority , Revenue , 2014 , Refunding , AGMC Insured , 5% ,
6/15/34 ......................................................... 7,000,000 8,152,760
Santa Ana Community Redevelopment Agency Successor Agency , Tax Allocation ,
2011A , Pre-Refunded , 6% , 9/01/22 .................................... 5,000,000 5,046,250
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 5,323,281
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 265,018
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 114,867
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 818,261
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 660,197
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,209,150
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,427,196
Sonoma-Marin Area Rail Transit District ,
Revenue, 2011 A, Pre-Refunded, 5%, 3/01/25 ............................ 15,410,000 16,279,895
Revenue, 2011 A, Pre-Refunded, 5%, 3/01/27 ............................ 11,945,000 12,619,295
Southern California Public Power Authority , Revenue , 2015C , Refunding , 5% , 7/01/26
5,000,000 5,926,750
State of California ,
GO, Refunding, 5.25%, 9/01/22 ....................................... 16,330,000 17,712,171
GO, Refunding, 5%, 10/01/22 ......................................... 15,785,000 17,119,780
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,246,050
GO, Refunding, 5%, 4/01/30 ......................................... 10,000,000 13,400,000
GO, Refunding, 5%, 11/01/31 ......................................... 15,000,000 20,873,850
GO, 2012, Refunding, 5%, 2/01/22 ..................................... 15,000,000 15,784,050
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,681,150
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,676,450
State of California Department of Water Resources ,
Revenue, AM, 5%, 12/01/23 .......................................... 10,000,000 11,162,400
Revenue, AM, 5%, 12/01/24 .......................................... 8,495,000 9,480,250
Revenue, AM, Pre-Refunded, 5%, 12/01/25 .............................. 5,000,000 5,584,650
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 41,397
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 13,169,819
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,924
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 7,271,049
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 53,225
Revenue, AS, 5%, 12/01/26 .......................................... 22,455,000 26,560,223

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California Department of Water Resources, (continued)
Revenue, BA, 5%, 12/01/35 .......................................... $ 12,180,000 $ 16,252,018
Revenue, BB, Refunding, 5%, 12/01/34 ................................. 5,000,000 6,976,300
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/35 ............................................ 1,500,000 1,974,120
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,302,280
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 648,270
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 659,075
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 1,500,000 1,955,415
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,359,540
Tulare County Board of Education , COP , Pre-Refunded , BAM Insured , 5% , 5/01/28 ..
1,040,000 1,156,106
Twin Rivers Unified School District , GO , 2020 A , Refunding , AGMC Insured , 4% ,
8/01/35 ......................................................... 5,000,000 6,124,600
University of California ,
Revenue, 2014AM, 5%, 5/15/27 ....................................... 3,000,000 3,464,190
Revenue, 2014AM, 5%, 5/15/28 ....................................... 1,835,000 2,116,269
Revenue, 2016K, 5%, 5/15/37 ........................................ 1,000,000 1,211,210
Revenue, 2020 BE, Refunding, 5%, 5/15/34 .............................. 7,000,000 9,516,080
Upper Santa Clara Valley Joint Powers Authority , Santa Clarita Valley Water Agency ,
Revenue , 2020 A , Refunding , 5% , 8/01/35 ............................... 700,000 910,091
Vacaville Unified School District ,
GO, D, 4%, 8/01/35 ................................................ 250,000 302,490
GO, D, 4%, 8/01/36 ................................................ 300,000 360,435
GO, D, 4%, 8/01/37 ................................................ 300,000 358,986
GO, D, 4%, 8/01/38 ................................................ 545,000 650,588
GO, D, 4%, 8/01/39 ................................................ 750,000 893,505
GO, D, 4%, 8/01/40 ................................................ 735,000 873,761
Washington Township Health Care District ,
Revenue, 2010-A, Refunding, 5%, 7/01/25 ............................... 3,035,000 3,035,000
Revenue, 2020 A, Refunding, 5%, 7/01/21 ............................... 375,000 382,894
Revenue, 2020 A, Refunding, 5%, 7/01/22 ............................... 200,000 212,580
Revenue, 2020 A, Refunding, 5%, 7/01/23 ............................... 200,000 220,560
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 228,138
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 252,877
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 332,238
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 494,476
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 503,308
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 447,863
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 422,126
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 451,644
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 865,832
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 323,103
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 918,163
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 348,291
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 700,000 732,172
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 755,117
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 778,830
West Basin Municipal Water District ,
Revenue, 2016A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,397,749
Revenue, 2016A, Refunding, 5%, 8/01/33 ............................... 2,630,000 3,187,113

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Western Municipal Water District Facilities Authority , Revenue , 2020A , Refunding , 5% ,
10/01/38 ........................................................ $ 2,750,000 $ 3,710,575
Yorba Linda Redevelopment Agency Successor Agency , Tax Allocation, Sub. Lien ,
2011A , Pre-Refunded , 6% , 9/01/26 .................................... 1,435,000 1,489,587
1,768,626,786
U.S. Territories 0.8%
Guam 0.2%
Guam Power Authority ,
Revenue, 2012A, Refunding, AGMC Insured, 5%, 10/01/21 .................. 2,000,000 2,063,700
Revenue, 2012A, Refunding, AGMC Insured, 5%, 10/01/22 .................. 2,000,000 2,148,700
4,212,400
Puerto Rico 0.6%
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,099,200
d
Revenue, WW-RSA-1, 5.375%, 7/01/23 ................................. 5,000,000 4,068,750
Puerto Rico Highway & Transportation Authority, Revenue, 2007 N, Refunding, AGMC
Insured, 5.25%, 7/01/36 ............................................. 2,200,000 2,644,576
11,812,526
Total U.S. Territories .................................................................... 16,024,926
Total Municipal Bonds (Cost $1,653,145,948) ...................................
1,784,651,712
Total Long Term Investments (Cost $1,678,557,328) .............................
1,811,512,847
a
a a a a
Short Term Investments 2.6%
Municipal Bonds 2.6%
California 2.6%
e
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008B , LOC Wells Fargo Bank NA , Daily VRDN and Put ,
0.08% , 8/15/47 ................................................... 12,200,000 12,200,000
e
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 0.05% , 5/15/32 ................................... 1,400,000 1,400,000
e
State of California ,
GO, 2003A-2, LOC Bank of Montreal, Daily VRDN and Put, 0.09%, 5/01/33 ...... 7,000,000 7,000,000
GO, 2003A-3, LOC Bank of Montreal, Daily VRDN and Put, 0.06%, 5/01/33 ...... 2,200,000 2,200,000
GO, 2004 A1, LOC Citibank NA, Daily VRDN and Put, 0.06%, 5/01/34 .......... 2,200,000 2,200,000
e
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.07%, 5/15/48 .................. 1,500,000 1,500,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.08%, 5/15/48 .......... 6,200,000 6,200,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.07%, 5/15/48 .......... 14,900,000 14,900,000
47,600,000
Total Municipal Bonds (Cost $47,600,000) ......................................
47,600,000
Total Short Term Investments (Cost $47,600,000 ) ................................
47,600,000
a
Total Investments (Cost $1,726,157,328) 100.4% ................................
$1,859,112,847
Other Assets, less Liabilities (0.4)% ...........................................
(6,726,058)
Net Assets 100.0% ...........................................................
$1,852,386,789

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 40 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $25,011,657, representing 1.4% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).
d
See Note 7 regarding defaulted securities.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,726,157,328
Value - Unaffiliated issuers .................................................................. $1,859,112,847
Cash .................................................................................... 3,907,072
Receivables:
Capital shares sold ........................................................................ 6,150,029
Interest ................................................................................. 19,605,480
Other assets .............................................................................. 218
Total assets .......................................................................... 1,888,775,646
Liabilities:
Payables:
Investment securities purchased .............................................................. 31,857,855
Capital shares redeemed ................................................................... 2,682,575
Management fees ......................................................................... 703,951
Distribution fees .......................................................................... 187,451
Transfer agent fees ........................................................................ 185,165
Distributions to shareholders ................................................................. 583,797
Accrued expenses and other liabilities ........................................................... 188,063
Total liabilities ......................................................................... 36,388,857
Net assets, at value ................................................................. $1,852,386,789
Net assets consist of:
Paid-in capital ............................................................................. $1,777,880,077
Total distributable earnings (losses) ............................................................. 74,506,712
Net assets, at value ................................................................. $1,852,386,789

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $316,678,168
Shares outstanding ........................................................................ 25,928,453
Net asset value per share
a
.................................................................. $12.21
Maximum offering price per share (net asset value per share ÷ 97 .75% ) ................................ $12.49
Class A1:
Net assets, at value ....................................................................... $697,580,304
Shares outstanding ........................................................................ 57,149,195
Net asset value per share
a
.................................................................. $12.21
Maximum offering price per share (net asset value per share ÷ 97 .75% ) ................................ $12.49
Class C:
Net assets, at value ....................................................................... $114,076,668
Shares outstanding ........................................................................ 9,307,688
Net asset value and maximum offering price per share
a
............................................. $12.26
Class R6:
Net assets, at value ....................................................................... $23,236,625
Shares outstanding ........................................................................ 1,898,581
Net asset value and maximum offering price per share ............................................. $12.24
Advisor Class:
Net assets, at value ....................................................................... $700,815,024
Shares outstanding ........................................................................ 57,257,876
Net asset value and maximum offering price per share ............................................. $12.24
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the period ended December 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $25,668,053
Expenses:
Management fees (Note 3 a ) ................................................................... 4,175,301
Distribution fees: (Note 3c )
    Class A ................................................................................ 344,438
    Class A1 ............................................................................... 353,892
    Class C ................................................................................ 392,751
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 93,357
    Class A1 ............................................................................... 240,237
    Class C ................................................................................ 41,062
    Class R6 ............................................................................... 3,807
    Advisor Class ............................................................................ 228,688
Custodian fees (Note 4 ) ...................................................................... 5,744
Reports to shareholders ...................................................................... 24,861
Registration and filing fees .................................................................... 13,882
Professional fees ........................................................................... 46,440
Trustees' fees and expenses .................................................................. 30,362
Other .................................................................................... 96,025
Total expenses ......................................................................... 6,090,847
Expense reductions (Note 4 ) ............................................................... (4,886)
Expenses waived/paid by affiliates (Note 3f) .................................................... (582,243)
Net expenses ......................................................................... 5,503,718
Net investment income ................................................................ 20,164,335
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 464,692
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 17,648,159
Net realized and unrealized gain (loss) ............................................................ 18,112,851
Net increase (decrease) in net assets resulting from operations .......................................... $38,277,186

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin California Intermediate-Term Tax-
Free Income Fund
Six Months Ended
December 31, 2020
(unaudited)
Year Ended
June 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,164,335 $40,615,565
Net realized gain (loss) ................................................. 464,692 (10,319,679)
Net change in unrealized appreciation (depreciation) ........................... 17,648,159 14,220,451
Net increase (decrease) in net assets resulting from operations ................ 38,277,186 44,516,337
Distributions to shareholders:
Class A ............................................................. (2,917,982) (3,842,496)
Class A1 ............................................................ (8,068,304) (17,989,228)
Class C ............................................................. (1,041,708) (2,863,087)
Class R6 ............................................................ (244,533) (453,747)
Advisor Class ........................................................ (7,986,883) (15,508,053)
Total distributions to shareholders .......................................... (20,259,410) (40,656,611)
Capital share transactions: (Note 2 )
Class A ............................................................. 87,854,440 128,751,161
Class A1 ............................................................ (20,284,934) (52,242,538)
Class C ............................................................. (27,101,478) (30,816,445)
Class R6 ............................................................ 4,026,265 2,713,268
Advisor Class ........................................................ 57,057,798 42,878,725
Total capital share transactions ............................................ 101,552,091 91,284,171
Net increase (decrease) in net assets ................................... 119,569,867 95,143,897
Net assets:
Beginning of period ..................................................... 1,732,816,922 1,637,673,025
End of period .......................................................... $1,852,386,789 $1,732,816,922

Franklin California Tax-Free Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin California Intermediate-Term Tax Free Trust
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin California Intermediate-Term Tax-Free
Income Fund (Fund), and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). The Fund offers five
classes of shares: Class A, Class A1, Class C, Class R6,
and Advisor Class. Class C shares automatically convert to
Class A shares after they have been held for 10 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for
these securities.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in TRUST are insured by either
a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
December 31, 2020
Year Ended
June 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 8,693,515 $105,785,044 14,155,850 $170,035,956
Shares issued in reinvestment of distributions .......... 207,880 2,528,623 288,583 3,480,753
Shares redeemed ............................... (1,682,916) (20,459,227) (3,767,748) (44,765,548)
Net increase (decrease) .......................... 7,218,479 $87,854,440 10,676,685 $128,751,161
Class A1 Shares:
Shares sold ................................... 1,259,766 $15,312,339 3,063,608 $37,000,018
Shares issued in reinvestment of distributions .......... 571,138 6,942,499 1,278,325 15,427,161
Shares redeemed ............................... (3,503,575) (42,539,772) (8,751,517) (104,669,717)
Net increase (decrease) .......................... (1,672,671) $(20,284,934) (4,409,584) $(52,242,538)
Class C Shares:
Shares sold ................................... 563,224 $6,872,370 1,534,412 $18,590,074
Shares issued in reinvestment of distributions .......... 77,068 940,662 190,357 2,306,804
Shares redeemed
a
.............................. (2,858,146) (34,914,510) (4,279,274) (51,713,323)
Net increase (decrease) .......................... (2,217,854) $(27,101,478) (2,554,505) $(30,816,445)
Class R6 Shares:
Shares sold ................................... 551,766 $6,728,187 667,978 $8,095,642
Shares issued in reinvestment of distributions .......... 19,239 234,480 33,905 410,092
Shares redeemed ............................... (241,268) (2,936,402) (483,829) (5,792,466)
Net increase (decrease) .......................... 329,737 $4,026,265 218,054 $2,713,268
Advisor Class Shares:
Shares sold ................................... 9,434,356 $114,936,664 15,601,119 $188,008,778
Shares issued in reinvestment of distributions .......... 494,082 6,021,419 987,051 11,945,168
Shares redeemed ............................... (5,246,870) (63,900,285) (13,112,731) (157,075,221)
Net increase (decrease) .......................... 4,681,568 $57,057,798 3,475,439 $42,878,725
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended December 31, 2020, the annualized gross effective investment management fee rate was 0.464% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Reimbursement Plans:
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.10%
Compensation Plans:
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended December 31, 2020, the Fund paid transfer agent fees of $607,151, of which $230,744 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and acquired fund fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49%, based on the average net assets of each class until October 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until October 31, 2021.
g . Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended December 31, 2020, these purchase and sale transactions aggregated $40,461,000 and $64,510,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $4,129
CDSC retained .............................................................................. $16,256
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2020, the capital loss carryforwards were as follows:
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums and bond workout expenditures.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2020, aggregated
$160,949,242 and $73,162,259, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At December
31, 2020, the value of this security was $4,068,750, representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $35,414,671
Long term ................................................................................ 24,083,889
Total capital loss carryforwards ............................................................... $59,498,560
Cost of investments .......................................................................... $1,725,726,816
Unrealized appreciation ........................................................................ $134,676,173
Unrealized depreciation ........................................................................ (1,290,143)
Net unrealized appreciation (depreciation) .......................................................... $133,386,030

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers, renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including upfront fee of 0.06% and an annual commitment fee of 0.15% based upon the unused portion of the Global Credit
Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended December 31,
2020, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2020, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.

Franklin California Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

CAT S 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin California Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee

of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CALIFORNIA TAX-FREE TRUST

By __S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\MATTHEW T. HINKLE________________________

Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date February 26, 2021

By __S\
Robert G. Kubilis _______________________

Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date February 26, 2021